Subsequent Events - Additional Information (Detail) - EUR (€) € in Thousands			1 Months Ended	12 Months Ended
	Mar. 31, 2026	Apr. 09, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026	Jan. 29, 2026
Disclosure of non-adjusting events after reporting period [line items]
Amount paid back to parent's majority shareholder		€ 2,500		€ 10,000	€ 2,500
Photovoltaic Plant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net carrying amount				€ 1,105
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of properties						€ 7,115
Percentage of investment program supported by public funding converge			71.30%
Amount paid back to parent's majority shareholder	€ 12,500
Events After Reporting Period [Member] | INVITALIA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total amount company received from government agency	2,705		€ 2,705
Loans received	2,114		2,114
Non-repayable Grant from government agency	€ 590		€ 590
Events After Reporting Period [Member] | Photovoltaic Plant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of properties						€ 7,115	€ 7,115